Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 1,970	$ 1,947	$ 4,406	$ 4,144
Energy supply costs	496	507	1,329	1,236
Operating expenses	603	553	1,219	1,106
Depreciation and amortization	338	309	672	611
Gain on disposition	577	0	577	0
Operating income	1,110	578	1,763	1,191
Other income, net	43	18	81	27
Finance charges	263	243	532	479
Income tax expense	125	61	191	83
Net earnings	765	292	1,121	656
Non-controlling interests	28	35	56	60
Preference share dividends	17	17	34	33
Common equity shareholders	720	240	1,031	563
Goodwill	12,092	12,150	12,092	12,150	$ 12,530
Total assets	51,699	50,249	51,699	50,249	$ 53,051
Capital expenditures	843	792	1,583	1,477
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	0	(1)	(3)	(4)
Energy supply costs	0	0	0	0
Operating expenses	0	(1)	(3)	(4)
Depreciation and amortization	0	0	0	0
Gain on disposition	0		0
Operating income	0	0	0	0
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	0	0	0	0
Goodwill	0	0	0	0
Total assets	(119)	(51)	(119)	(51)
Capital expenditures	0	0	0	0
REGULATED | Operating segments
Segment Reporting Information [Line Items]
Revenue	1,945	1,899	4,348	4,051
Energy supply costs	495	507	1,327	1,235
Operating expenses	587	544	1,177	1,080
Depreciation and amortization	332	300	658	594
Gain on disposition	0		0
Operating income	531	548	1,186	1,142
Other income, net	25	20	54	35
Finance charges	221	193	440	383
Income tax expense	54	85	151	168
Net earnings	281	290	649	626
Non-controlling interests	25	22	48	42
Preference share dividends	0	0	0	0
Common equity shareholders	256	268	601	584
Goodwill	12,065	12,123	12,065	12,123
Total assets	50,960	48,650	50,960	48,650
Capital expenditures	828	763	1,553	1,446
REGULATED | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	428	374	836	728
Energy supply costs	0	0	0	0
Operating expenses	132	109	256	212
Depreciation and amortization	68	57	131	113
Gain on disposition	0		0
Operating income	228	208	449	403
Other income, net	12	11	22	21
Finance charges	79	70	156	138
Income tax expense	39	45	81	77
Net earnings	122	104	234	209
Non-controlling interests	21	18	41	37
Preference share dividends	0	0	0	0
Common equity shareholders	101	86	193	172
Goodwill	8,037	8,082	8,037	8,082
Total assets	19,533	18,786	19,533	18,786
Capital expenditures	301	245	537	468
REGULATED | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	500	530	1,043	974
Energy supply costs	164	186	396	348
Operating expenses	161	157	313	296
Depreciation and amortization	74	67	148	132
Gain on disposition	0		0
Operating income	101	120	186	198
Other income, net	5	4	14	6
Finance charges	33	25	66	50
Income tax expense	13	18	19	23
Net earnings	60	81	115	131
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	60	81	115	131
Goodwill	1,809	1,819	1,809	1,819
Total assets	9,884	9,451	9,884	9,451
Capital expenditures	156	144	323	269
REGULATED | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	199	201	476	476
Energy supply costs	58	63	150	182
Operating expenses	107	97	225	202
Depreciation and amortization	19	18	39	35
Gain on disposition	0		0
Operating income	15	23	62	57
Other income, net	4	3	8	5
Finance charges	11	11	22	21
Income tax expense	1	3	9	8
Net earnings	7	12	39	33
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	7	12	39	33
Goodwill	591	594	591	594
Total assets	3,574	3,376	3,574	3,376
Capital expenditures	78	59	142	107
REGULATED | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	235	226	720	655
Energy supply costs	63	50	244	184
Operating expenses	78	75	161	151
Depreciation and amortization	59	55	118	110
Gain on disposition	0		0
Operating income	35	46	197	210
Other income, net	3	1	6	2
Finance charges	34	34	69	67
Income tax expense	(6)	6	24	40
Net earnings	10	7	110	105
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	10	7	110	105
Goodwill	913	913	913	913
Total assets	6,885	6,347	6,885	6,347
Capital expenditures	104	114	174	200
REGULATED | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	150	143	295	284
Energy supply costs	0	0	0	0
Operating expenses	36	39	77	81
Depreciation and amortization	53	48	105	95
Gain on disposition	0		0
Operating income	61	56	113	108
Other income, net	0	0	1	0
Finance charges	27	24	52	49
Income tax expense	0	0	1	0
Net earnings	34	32	61	59
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	34	32	61	59
Goodwill	228	227	228	227
Total assets	4,732	4,550	4,732	4,550
Capital expenditures	95	104	202	223
REGULATED | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	90	89	209	201
Energy supply costs	15	19	55	62
Operating expenses	27	24	52	50
Depreciation and amortization	15	15	31	30
Gain on disposition	0		0
Operating income	33	31	71	59
Other income, net	1	0	2	1
Finance charges	18	10	36	20
Income tax expense	1	6	6	9
Net earnings	15	15	31	31
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	15	15	31	31
Goodwill	235	235	235	235
Total assets	2,267	2,210	2,267	2,210
Capital expenditures	26	25	51	54
REGULATED | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	343	336	769	733
Energy supply costs	195	189	482	459
Operating expenses	46	43	93	88
Depreciation and amortization	44	40	86	79
Gain on disposition	0		0
Operating income	58	64	108	107
Other income, net	0	1	1	0
Finance charges	19	19	39	38
Income tax expense	6	7	11	11
Net earnings	33	39	59	58
Non-controlling interests	4	4	7	5
Preference share dividends	0	0	0	0
Common equity shareholders	29	35	52	53
Goodwill	252	253	252	253
Total assets	4,085	3,930	4,085	3,930
Capital expenditures	68	72	124	125
NON-REGULATED | Operating segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	25	49	61	97
Energy supply costs	1	0	2	1
Operating expenses	9	6	23	19
Depreciation and amortization	5	8	13	16
Gain on disposition	0		0
Operating income	10	35	23	61
Other income, net	1	0	2	0
Finance charges	(1)	2	0	3
Income tax expense	1	0	1	2
Net earnings	11	33	24	56
Non-controlling interests	3	13	8	18
Preference share dividends	0	0	0	0
Common equity shareholders	8	20	16	38
Goodwill	27	27	27	27
Total assets	671	1,566	671	1,566
Capital expenditures	7	29	13	31
NON-REGULATED | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	7	4	22	11
Depreciation and amortization	1	1	1	1
Gain on disposition	577		577
Operating income	569	(5)	554	(12)
Other income, net	17	(2)	25	(8)
Finance charges	43	48	92	93
Income tax expense	70	(24)	39	(87)
Net earnings	473	(31)	448	(26)
Non-controlling interests	0	0	0	0
Preference share dividends	17	17	34	33
Common equity shareholders	456	(48)	414	(59)
Goodwill	0	0	0	0
Total assets	187	84	187	84
Capital expenditures	$ 8	$ 0	$ 17	$ 0